UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60189

Form 13F File Number:  028-02784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bacarella
Title:  President
Phone:  630-462-9800

Signature, Place, and Date of Signing




/s/ Robert Bacarella      Wheaton, IL   November 15, 2012

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None



Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $87,120

List of Other Included Managers:   Monetta Funds




                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amarin Corporation PLC         COM              023111206     1502   119200 SH       SOLE                   119200
Amazon.Com, Inc.               COM              023135106     2543    10000 SH       SOLE                    10000
American Intl Group, Inc.      COM              026874784      820    25000 SH       SOLE                    25000
Apple, Inc.                    COM              037833100     3403     5100 SH       SOLE                     5100
Bank of America Corp           COM              060505104     2914   330000 SH       SOLE                   330000
Broadcom Corporation           COM              111320107      692    20000 SH       SOLE                    20000
Caterpillar, Inc.              COM              149123101     1549    18000 SH       SOLE                    18000
Celgene Corp.                  COM              151020104     1299    17000 SH       SOLE                    17000
Cerner Corporation             COM              156782104      697     9000 SH       SOLE                     9000
Cisco Systems Inc.             COM              17275R102     1432    75000 SH       SOLE                    75000
Comcast Corp. - CL A           COM              20030N101      537    15000 SH       SOLE                    15000
ConocoPhillips                 COM              20825C104      686    12000 SH       SOLE                    12000
DirecTV - CL A                 COM              25490A309      734    14000 SH       SOLE                    14000
Dr. Pepper Snapple Group Inc   COM              26138E109      445    10000 SH       SOLE                    10000
EMC Corp.                      COM              268648102      682    25000 SH       SOLE                    25000
EOG Resources Inc              COM              26875P101      672     6000 SH       SOLE                     6000
Expedia, Inc.                  COM              30212P303      954    16500 SH       SOLE                    16500
Express Scripts Inc            COM              30219G108      627    10000 SH       SOLE                    10000
Exxon Mobil Corporation        COM              30231G102      594     6500 SH       SOLE                     6500
Fluor Corp                     COM              343412102      563    10000 SH       SOLE                    10000
Ford Motor Company             COM              345370860     1824   185000 SH       SOLE                   185000
Goldman Sachs Group Inc        COM              38141G104      568     5000 SH       SOLE                     5000
Google, Inc.                   COM              38259P508     2113     2800 SH       SOLE                     2800
Home Depot Inc.                COM              437076102     1992    33000 SH       SOLE                    33000
Ingersoll-Rand Co.             COM              G47791101      538    12000 SH       SOLE                    12000
JPMorgan Chase & Co            COM              46625H100     2510    62000 SH       SOLE                    62000
Johnson & Johnson              COM              478160104     1723    25000 SH       SOLE                    25000
Kimberly-Clark Corp.           COM              494368103      343     4000 SH       SOLE                     4000
Lennar Corp cl A               COM              526057104     1547    44500 SH       SOLE                    44500
MGM Mirage, Inc.               COM              552953101      645    60000 SH       SOLE                    60000
Mastercard, Inc.               COM              57636Q104     2257     5000 SH       SOLE                     5000
McDonald's Corp.               COM              580135101     2018    22000 SH       SOLE                    22000
Microsoft Corporation          COM              594918104     1757    59000 SH       SOLE                    59000
Monsanto Co                    COM              61166W101      910    10000 SH       SOLE                    10000
National Oilwell-Varco, Inc.   COM              637071101      961    12000 SH       SOLE                    12000
News Corporation               COM              65248E104      736    30000 SH       SOLE                    30000
PPG Industries Inc.            COM              693506107      919     8000 SH       SOLE                     8000
PepsiCo, Inc.                  COM              713448108     1840    26000 SH       SOLE                    26000
Pfizer Inc.                    COM              717081103      447    18000 SH       SOLE                    18000
Priceline.com Inc.             COM              741503403      619     1000 SH       SOLE                     1000
Qualcomm Inc.                  COM              747525103     1375    22000 SH       SOLE                    22000
Salesforce.com Inc             COM              79466L302      840     5500 SH       SOLE                     5500
Schlumberger Ltd.              COM              806857108      723    10000 SH       SOLE                    10000
Skyworks Solutions Inc         COM              83088M102      719    30500 SH       SOLE                    30500
Synovus Financial Corp         COM              87161C105      118    50000 SH       SOLE                    50000
TJX Companies Inc.             COM              872540109      358     8000 SH       SOLE                     8000
TRW Automotive Hldgs Corp.     COM              87264s106      656    15000 SH       SOLE                    15000
The Coca-Cola Co.              COM              191216100      455    12000 SH       SOLE                    12000
The Walt Disney Co.            COM              254687106     2509    48000 SH       SOLE                    48000
Ulta Salon Cosmetics & Fragran COM              90384S303      289     3000 SH       SOLE                     3000
UnitedHealth Group, Inc.       COM              91324P102      776    14000 SH       SOLE                    14000
VISA, Inc. - CL A              COM              92826C839      806     6000 SH       SOLE                     6000
Wal-Mart Stores, Inc.          COM              931142103      664     9000 SH       SOLE                     9000
WellPoint, Inc.                COM              94973V107      522     9000 SH       SOLE                     9000
Yum! Brands, Inc.              COM              988498101      332     5000 SH       SOLE                     5000
eBay Inc.                      COM              278642103     1936    40000 SH       SOLE                    40000
Financial Select Sector SPDR F ETF              81369Y605      159    10200 SH       SOLE                    10200
SPDR Trust Series 1            ETF              78462F103     7772    54000 SH       SOLE                    54000
Vanguard Growth ETF            ETF              922908736     2244    31000 SH       SOLE                    31000
Vanguard Large-Cap ETF         ETF              922908637     2247    34200 SH       SOLE                    34200
Vanguard S&P 500               ETF              922908413     1978    30000 SH       SOLE                    30000
Vanguard Value ETF             ETF              922908744     2202    37500 SH       SOLE                    37500
iShares S&P 100 Index Fund     ETF              464287101     2240    33700 SH       SOLE                    33700
iShares S&P 500 Growth Index   ETF              464287309      389     5000 SH       SOLE                     5000
iShares S&P 500 Index Fund     ETF              464287200     5198    36000 SH       SOLE                    36000

Total                                                                87,120
